BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans
Schedule of bank loans

Bank loans	Currency	Period	Effective Interest rate	Carrying amount
				US$’000
Secured fixed rate bank loan	SGD	2026	4.5%	163
Secured fixed rate bank loan	SGD	2027	4.5%	96
Secured fixed rate bank loan	SGD	2026	4.5%	271
December 31, 2023				530

Secured fixed rate bank loan	SGD	2026	4.5%	111
Secured fixed rate bank loan	SGD	2027	4.5%	66
Secured fixed rate bank loan	SGD	2026	4.5%	145
December 31, 2024				322

Schedule of bank loans guaranteed by related party

Bank loans	Carrying amount	Within 1 year	2025	2026	2027
	US$’000	US$’000	US$’000	US$’000	US$’000
Secured fixed rate bank loan	163	52	54	57	–
Secured fixed rate bank loan	96	30	31	32	3
Secured fixed rate bank loan	271	125	135	11	–
December 31, 2023	530	207	220	100	3

	Carrying amount	Within 1 year	2026	2027
	US$’000	US$’000	US$’000	US$’000
Secured fixed rate bank loan	111	54	57	–
Secured fixed rate bank loan	66	31	32	3
Secured fixed rate bank loan	145	134	11	–
December 31, 2024	322	219	100	3